                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   General Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ John E. Runnells          Summit, New Jersey  February 8, 2007
   -------------------------------    ------------------  ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         18
                                        --------------------

Form 13F Information Table Value Total:       $228,074
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      None

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- --------- ------ -----
Allos Therapeutics        COM              019777101    3,705   633,400 SH               SOLE        N/A       633,400
Allscripts Health System  COM              01988P108    6,755   250,269 SH               SOLE        N/A       250,269
Am. Med. Systems          COM              02744M108   23,238 1,254,754 SH               SOLE        N/A     1,254,754
Celgene Corporation       COM              151020104   12,944   225,000 SH               SOLE        N/A       225,000
Endocare Inc.             COM              29264P104    1,676   946,664 SH               SOLE        N/A       946,664
EV3 Inc.                  COM              26928A200   60,033 3,484,224 SH               SOLE        N/A     3,484,224
Foxhollow Technologies    COM              35166A103      694    32,158 SH               SOLE        N/A        32,158
Johnson & Johnson         COM              478160104    6,430    97,388 SH               SOLE        N/A        97,388
Kyphon                    COM              510577100    9,204   227,840 SH               SOLE        N/A       227,840
Lifecell                  COM              531927101   25,587 1,059,933 SH               SOLE        N/A     1,059,933
Lifecore Biomedical       COM              532187101   20,959 1,175,500 SH               SOLE        N/A     1,175,500
McKesson                  COM              58155Q103    1,748    34,474 SH               SOLE        N/A        34,474
Metabolix, Inc.           COM              591018809   29,545 1,559,924 SH               SOLE        N/A     1,559,924
Nortel Networks           COM              656568102      160     5,999 SH               SOLE        N/A         5,999
Orthologic                COM              68750J107       29    20,000 SH               SOLE        N/A        20,000
Ventana Med.              COM              92276H106   24,575   571,117 SH               SOLE        N/A       571,117
Westell Technologies      CLA              957541105       25    10,000 SH               SOLE        N/A        10,000
Zix Corp.                 COM              98974P100      766   644,010 SH               SOLE        N/A       644,010